SCHONFELD & WEINSTEIN, L.L.P.
SAMUEL P. SCHONFELD (1927-1964)	ATTORNEYS AT LAW	TELEPHONE
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ANDREA I. WEINSTEIN*	Suite 815	FAX
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keywan@schonfeld-weinstein.com
October 31, 2007

Via Edgar and Facsimile, (202) 772-9202

Securities and Exchange Commission
Office of Emerging Growth Companies
Division of Corporation Finance
100 F Street, N.E., Mail Stop 3561
Washington D.C. 20549

Attn: John Reynolds, Assistant Director
         Susann Reilly, Attorney
         Carlton Tartar

Re: Dahua, Inc.
Form SB-2, Amendment No. 8 filed September 5, 2007
File No. 333-122622

Dear Mr. Reynolds:

The commission has verbally requested the name of the government agency which told Dahua, Inc. that Dahua Inc. was expected to receive all necessary government approvals to proceed with its business plan. This agency is the Beijing Municipal Commission of Urban Planning.

As per the request of Susann Reilly, we are attaching to this letter all pages of Dahua, Inc.'s registration statement which will be revised pursuant to this and other verbal comments regarding the names of referenced governmental agencies and clarification of governmental policies regarding the potential auction of property originally acquired for luxury housing.

Thank you.

Very truly yours,

/S/ Andrea I. Weinstein
Andrea I. Weinstein